Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41662
Entity Registrant Name	SYLA TECHNOLOGIES CO., LTD.
Entity Central Index Key	0001946216
Entity Incorporation, State or Country Code	M0
Entity Address, Address Line One	Ebisu Prime Square Tower 7F
Entity Address, City or Town	Shibuya-ku
Entity Address, Country	JP
Entity Address, Postal Zip Code	150-0012
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	260,891
Contact Personnel Email Address	info@syla.jp
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	206
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of SYLA Technologies Co., Ltd. and its subsidiaries (the “Company”) as of December 31, 2024 and 2023, and the related consolidated statements of operations, changes in equity, and cash flows for each of the three years in the period ended December 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	MaloneBailey, LLP
Auditor Location	Tokyo, Japan
American Depositary Shares, each representing one one-hundredth of one common share
Entity Addresses [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one one-hundredth of one common share
Trading Symbol	SYT
Security Exchange Name	NASDAQ
Common Shares, no par value
Entity Addresses [Line Items]
Title of 12(b) Security	Common Shares, no par value*
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Ebisu Prime Square Tower 7F
Entity Address, City or Town	Shibuya-ku
Entity Address, Country	JP
Entity Address, Postal Zip Code	150-0012
City Area Code	81
Local Phone Number	3-4560-0650
Contact Personnel Name	Hiroyuki Sugimoto